UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2006

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	November 13, 2006

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$53,475,000


List of Other Included Managers:

	No.	13F File Number	Name

FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ACUSPHERE          COM             00511R870          552     152866          SOLE           0             152866
Adobe              COM             00724f101          112       3000          SOLE           0               3000
ALLIANCE DATA SYS  COM             018581108        13797     249987          SOLE           0             249987
Alliance Bernstein COM             01881g106          138       2000          SOLE           0               2000
Amgen              COM             31162100           286       4000          SOLE           0               4000
Apple Computer     COM             37833100           200       2600          SOLE           0               2600
Applied Material   COM             38222105            90       5068          SOLE           0               5068
Avanir Pharma      COM             05348P401          158      22857          SOLE           0              22857
Avocent Corp       COM             53893103          1377      45710          SOLE           0              45710
Bank of America    COM             60505104           153       2859          SOLE           0               2859
Bed Bath and BeyondCOM             75896100           127       3317          SOLE           0               3317
BIOENVISION        COM             09059N100          737     133681          SOLE           0             133681
Cisco Systems      COM             17275r102          227       9857          SOLE           0               9857
Comverse Tech      COM             205862402          115       5373          SOLE           0               5373
Cotherix           COM             22163T103         1492     211379          SOLE           0             211379
DYNAVAX TECH       COM             268158102         1336    1006035          SOLE           0            1006035
EPICOR SOFTWARE    COM             29426L108          150      34324          SOLE           0              34324
Finisar            COM             31787A101         1452     400000          SOLE           0             400000
FISERV             COM             337738108          143       3032          SOLE           0               3032
Genzyme Corp       COM             372917104          122       1802          SOLE           0               1802
Gilead Sciences    COM             375558103          224       3254          SOLE           0               3254
Hologic            COM             436440101         2174      49945          SOLE           0              49945
ILLINOIS TOOL WKS  COM             452308109        1796       40000          SOLE           0              40000
Joy Global         COM             481165108         106        2812          SOLE           0               2812
Marvell Tech       COM             g5876h105         122        6324          SOLE           0               6324
Microsoft          COM             594918104         323       11803          SOLE           0              11803
NTL Inc            COM             62941w104         138        5418          SOLE           0               5418
Optionsxpress      COM             684010101         831       29797          SOLE           0              29797
Packaging Corp     COM             695156109        1329       57300          SOLE           0              57300
Patterson-UTI EnergCOM             703481101         149        6257          SOLE           0               6257
Placer Sierra      COM             726079106        9936      447387          SOLE           0             447387
Qualcomm           COM             747525103         254        7000          SOLE           0               7000
RIGEL PHARMA       COM             766559603        1628      158500          SOLE           0             158500
SOLEXA INC         COM             83420X105        1153      130689          SOLE           0             130689
TD Ameritrade      COM             87236y108         113        6000          SOLE           0               6000
Tempur-Pedic Intl  COM             88023U101        1555       90581          SOLE           0              90581
TERCICA INC        COM             88078L105         921      172708          SOLE           0             172708
TEVA Pharma        COM             881624209         165        4853          SOLE           0               4853
Urban Outfitters   COM             917047102         120       6789           SOLE           0               6789
VISTAPRINT LTD     COM             G93762204        7547     290951           SOLE           0             290951
Yahoo              COM             984332103         127       5017           SOLE           0               5017